Warrants (Details)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Warrant Liability [Abstract]
Description of warrant		The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Public Offering.
Public warrants expire	5 years from closing of business combination	5 years from closing of business combination
Public warrants, description	The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Public Offering. No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to such shares of common stock. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the Public Warrants is not effective within a specified period following the consummation of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.<table border="0" style="width:100%; table-layout:fixed;" cellspacing="0" cellpadding="0"><tr><td></td></tr></table> Once the warrants become exercisable, the Company may redeem the Public Warrants:    <table border="0" cellpadding="0" cellspacing="0" style="font-family: "times new roman"; font-size: 10pt; border-collapse: collapse; border-spacing: 0px;;width:100%;"><tr style="page-break-inside: avoid;"><td style="width:4%;"> </td><td style="text-align:left;;vertical-align:top;;width:4%;">•</td><td style="vertical-align:top;;width:1%;"> </td><td style="text-align:left;;vertical-align:top;"> in whole and not in part; </td></tr></table>        <table border="0" cellpadding="0" cellspacing="0" style="font-family: "times new roman"; font-size: 10pt; border-collapse: collapse; border-spacing: 0px;;width:100%;"><tr style="page-break-inside: avoid;"><td style="width:4%;"> </td><td style="text-align:left;;vertical-align:top;;width:4%;">•</td><td style="vertical-align:top;;width:1%;"> </td><td style="text-align:left;;vertical-align:top;"> at a price of $ 0.01 per warrant; </td></tr></table>        <table border="0" cellpadding="0" cellspacing="0" style="font-family: "times new roman"; font-size: 10pt; border-collapse: collapse; border-spacing: 0px;;width:100%;"><tr style="page-break-inside: avoid;"><td style="width:4%;"> </td><td style="text-align:left;;vertical-align:top;;width:4%;">•</td><td style="vertical-align:top;;width:1%;"> </td><td style="text-align:left;;vertical-align:top;"> upon not less than 30 days’ prior written notice of redemption; </td></tr></table>        <table border="0" cellpadding="0" cellspacing="0" style="font-family: "times new roman"; font-size: 10pt; border-collapse: collapse; border-spacing: 0px;;width:100%;"><tr style="page-break-inside: avoid;"><td style="width:4%;"> </td><td style="text-align:left;;vertical-align:top;;width:4%;">•</td><td style="vertical-align:top;;width:1%;"> </td><td style="text-align:left;;vertical-align:top;"> if, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and </td></tr></table>      <table border="0" cellpadding="0" cellspacing="0" style="font-family: "times new roman"; font-size: 10pt; border-collapse: collapse; border-spacing: 0px;;width:100%;"><tr style="page-break-inside: avoid;"><td style="width:4%;"> </td><td style="text-align:left;;vertical-align:top;;width:4%;">•</td><td style="vertical-align:top;;width:1%;"> </td><td style="text-align:left;;vertical-align:top;"> if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the warrants. </td></tr></table>      If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. 	The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Public Offering. No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to such shares of common stock. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the Public Warrants is not effective within a specified period following the consummation of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation. Once the warrants become exercisable, the Company may redeem the Public Warrants: • in whole and not in part; • at a price of $0.01 per warrant; • upon not less than 30 days’ prior written notice of redemption; • if, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and • if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the warrants. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.